Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
6.	Intangible assets, net

	At June 30, 2025	At December 31, 2024
Acquired software	$418,156	$419,722
Accumulated depreciation	(204,965)	(163,760)
	$213,191	$255,962

During the year ended December 31, 2022, the Company acquired 2 batches of software from an independent third-party software developer amounted to US$178,553 to support the Company’s augment reality marketing projects. In early 2023, to cope with the Company’s expansion, the Company further acquired 2 batches of software amounted to US$241,169.

As of June 30, 2025, the Company made deposit of US$1,482,439, US$611,520 and US$382,200 for the artificial intelligence trading platform, construction of interactive virtual environment and development of virtual reality and 3D simulation scenarios, respectively, it would be transferred to intangible assets upon completion of the development.

Amortization included in:

	Six months ended June 30,
	2025	2024
Cost of sales	$42,121	$41,972

Acquired software was amortized over five years. Estimated annual amortization expense related to acquired software is set out below:

2026	83,631
2027	83,631
2028	45,929
$213,191